Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 34,399	SFr 17,004	SFr 10,631
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,314	1,409
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 3,832	3,806	3,417
Useful life measured as period of time, property, plant and equipment	3 years
Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 6,310	4,306	2,846
Useful life measured as period of time, property, plant and equipment	4 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 5,259	SFr 2,987	SFr 2,095
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years